Consolidated Statements of Changes in Equity - TWD ($) $ in Thousands	Total	Common stock [member]	Capital surplus [member]	Legal reserve [member]	Special Reserve [member]	Unappropriated earnings (deficit) [member]	Subtotal [member]	Cumulative translation differences [member]	Unrealized gains (losses) on financial assets at fair value through other comprehensive income [Member]	Unrealized gains (losses) on available-for-sale financial assets [member]	Unrealized gains (losses) on cash flow hedges [member]	Subtotal [member]	Treasury shares [member]	Equity attributable to shareholders of AU Optronics Corp. [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2016	$ 176,836,313	$ 96,242,451	$ 59,977,743	$ 2,657,792	$ 0	$ (1,207,174)	$ 1,450,618	$ 531,006	$ 0	$ 224,299	$ 21,992	$ 777,297	$ 0	$ 158,448,109	$ 18,388,204
Legal reserve	0	0	0	781,894	0	(781,894)	0	0	0	0	0	0	0	0	0
Cash dividends distributed to shareholders	(5,389,577)	0	0	0	0	(5,389,577)	(5,389,577)	0	0	0	0	0	0	(5,389,577)	0
Profit (loss) for the year	40,488,763	0	0	0	0	42,609,500	42,609,500	0	0	0	0	0	0	42,609,500	(2,120,737)
Other comprehensive income (loss), net of tax	(818,853)	0	0	0	0	57,881	57,881	(1,651,975)	0	1,152,732	(21,992)	(521,235)	0	(463,354)	(355,499)
Total comprehensive income (loss) for the year	39,669,910	0	0	0	0	42,667,381	42,667,381	(1,651,975)	0	1,152,732	(21,992)	(521,235)	0	42,146,146	(2,476,236)
Adjustments for changes in investees' equity	20,055	0	42,566	0	0	(16,090)	(16,090)	0	0	0	0	0	0	26,476	(6,421)
Differences between consideration and carrying amount arising from disposal of interest in subsidiary	0	0	518,196	0	0	0	0	0	0	0	0	0	0	518,196	(518,196)
Changes in non-controlling interests	1,681,150	0	0	0	0	0	0	0	0	0	0	0	0	0	1,681,150
Ending Balance at Dec. 31, 2017	212,817,851	96,242,451	60,538,505	3,439,686	0	35,272,646	38,712,332	(1,120,969)	0	1,377,031	0	256,062	0	195,749,350	17,068,501
Adjustments on initial application of new standards	(195)	0	0	0	0	73,020	73,020	0	1,303,816	(1,377,031)	0	(73,215)	0	(195)	0
Adjusted balance at January 1, 2018 | Increase (decrease) due to changes in accounting policy [member]	212,817,656	96,242,451	60,538,505	3,439,686	0	35,345,666	38,785,352	(1,120,969)	1,303,816	0	0	182,847	0	195,749,155	17,068,501
Legal reserve	0	0	0	3,235,942	0	(3,235,942)	0	0	0	0	0	0	0	0	0
Cash dividends distributed to shareholders	(14,436,368)	0	0	0	0	(14,436,368)	(14,436,368)	0	0	0	0	0	0	(14,436,368)	0
Profit (loss) for the year	10,893,777	0	0	0	0	13,071,646	13,071,646	0	0	0	0	0	0	13,071,646	(2,177,869)
Other comprehensive income (loss), net of tax	(1,383,775)	0	0	0	0	(16,862)	(16,862)	(306,716)	(751,760)	0	0	(1,058,476)	0	(1,075,338)	(308,437)
Total comprehensive income (loss) for the year	9,510,002	0	0	0	0	13,054,784	13,054,784	(306,716)	(751,760)	0	0	(1,058,476)	0	11,996,308	(2,486,306)
Changes in deemed contributions from shareholders	33,304	0	33,304	0	0	0	0	0	0	0	0	0	0	33,304	0
Adjustments for changes in investees' equity	8,051	0	28,891	0	0	158	158	0	0	0	0	0	0	29,049	(20,998)
Group reorganization	0	0	19,524	0	0	0	0	(22,225)	0	0	0	(22,225)	0	(2,701)	2,701
Disposal of equity investments at fair value through other comprehensive income	0	0	0	0	0	(50,084)	(50,084)	0	50,084	0	0	50,084	0	0	0
Changes in non-controlling interests	(147,339)	0	0	0	0	0	0	0	0	0	0	0	0	0	(147,339)
Ending Balance at Dec. 31, 2018	207,785,306	96,242,451	60,620,224	6,675,628	0	30,678,214	37,353,842	(1,449,910)	602,140	0	0	(847,770)	0	193,368,747	14,416,559
Legal reserve	0	0	0	1,016,060	0	(1,016,060)	0	0	0	0	0	0	0	0	0
Special reserve	0	0	0	0	847,770	(847,770)	0	0	0	0	0	0	0	0	0
Cash dividends distributed to shareholders	(4,812,122)	0	0	0	0	(4,812,122)	(4,812,122)	0	0	0	0	0	0	(4,812,122)	0
Profit (loss) for the year	(21,180,909)	0	0	0	0	(18,767,191)	(18,767,191)	0	0	0	0	0	0	(18,767,191)	(2,413,718)
Other comprehensive income (loss), net of tax	(1,411,771)	0	0	0	0	150,418	150,418	(1,680,072)	522,458	0	0	(1,157,614)	0	(1,007,196)	(404,575)
Total comprehensive income (loss) for the year	(22,592,680)	0	0	0	0	(18,616,773)	(18,616,773)	(1,680,072)	522,458	0	0	(1,157,614)	0	(19,774,387)	(2,818,293)
Changes in deemed contributions from shareholders	547	0	547	0	0	0	0	0	0	0	0	0	0	547	0
Treasury shares acquired	(1,013,423)	0	0	0	0	0	0	0	0	0	0	0	(1,013,423)	(1,013,423)	0
Adjustments for changes in investees' equity	(40,085)	0	(40,085)	0	0	0	0	0	0	0	0	0	0	(40,085)	0
Adjustments for changes in ownership of subsidiaries	0	0	(14,721)	0	0	(95,307)	(95,307)	0	0	0	0	0	0	(110,028)	110,028
Differences between acquisition price and carrying amount arising from acquisition of subsidiaries	0	0	(22,282)	0	0	0	0	0	0	0	0	0	0	(22,282)	22,282
Changes in non-controlling interests	(425,669)	0	0	0	0	0	0	0	0	0	0	0	0	0	(425,669)
Ending Balance at Dec. 31, 2019	$ 178,901,874	$ 96,242,451	$ 60,543,683	$ 7,691,688	$ 847,770	$ 5,290,182	$ 13,829,640	$ (3,129,982)	$ 1,124,598	$ 0	$ 0	$ (2,005,384)	$ (1,013,423)	$ 167,596,967	$ 11,304,907